UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22891

Little Harbor MultiStrategy Composite Fund
30 Doaks Lane
Marblehead, Massachusetts, 01945
(Address of principal executive offices)

Registrant’s telephone number, including area code: (781) 639-3000

Randall Carrigan, Esq.
Managing Principal, Chief Legal and Compliance Officer
Little Harbor Advisors, LLC
30 Doaks Lane
Marblehead, Massachusetts, 01945
 (Name and address of agent for service)

Copy To:

John Hunt, Esq.
Sullivan & Worcester, LLP
One Post Office Square
Boston, Massachusetts 02109

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.
Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Schedule of Investments - June 30, 2016 (unaudited)

Short-Term Investment (66.8%)	Shares	Fair Value
Fidelity Investments Money Market Government Portfolio, Class I, 0.25% [a]	3,828,844	$3,828,844
Total Short-Term Investment (cost $3,828,844)		$3,828,844

Total Investment (cost $3,828,844) (66.8%)		$3,828,844

Other assets, less liabilities (33.2%)		1,901,411
Net Assets - 100.0%		$5,730,255

[a]	Variable rate security; represents the published 7-day yield as of June 30, 2016.

Little Harbor MultiStrategy Composite Fund
(a Delaware Statutory Trust)
Notes to Schedule of Investments – June 30, 2016 (unaudited)

1.	Organization

Little Harbor MultiStrategy Composite Fund (the “Fund”) was organized as a Delaware statutory trust on September 13, 2013 and commenced operations on February 2, 2015. The Fund was registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company and was intended to meet the requirements of an interval fund pursuant to Rule 23c-3 under the Investment Company Act.

On May 16, 2016, at a Special Meeting of the Trustees of the Fund, the Trustees voted unanimously to liquidate and dissolve the Fund in accordance with the Delaware Statutory Trust Act and the Fund's Agreement and Declaration of Trust dated September 20, 2013 (the "Declaration of Trust"). In accordance with the Declaration of Trust, the Fund may be dissolved without shareholder consent upon the approval of not less than 75 percent of the Trustees.

As of May 16, 2016, the Fund no longer offered and sold shares of beneficial interests in the Fund ("Shares") to the public, and has not engaged in any business activities, except for the purposes of winding up its business and affairs. In addition, the Shareholders' respective interests in the Fund's assets were not to be transferable or available for repurchase, including pursuant to any repurchase offer previously authorized by the Trustees or otherwise required by the Fund's fundamental policy relating to repurchase offers adopted pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

The Fund converted all its portfolio securities and other assets for cash, cash equivalents and other liquid assets and reserved a portion of the proceeds to pay, or make reasonable provision to pay, all the outstanding debts, claims and obligations of the Fund, together with the expenses related to carrying out the Plan of Liquidation. Thereafter, the Fund will make certain regulatory and tax filings, and then file a certificate with the Delaware Secretary of State to terminate the Fund.

2.	Investment Valuation

Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary categorization of the Fund’s investments based on the level of inputs utilized in determining the value of such investments as of June 30, 2016:

Investment Category	Level 1	Level 2	Level 3	Investments Valued at NAV	Total Investments
Short-Term Investment	$3,828,844	$-	$-	$-	$3,828,844
Total Investment	$3,828,844	$-	$-	$-	$3,828,844

Federal Income Tax Information

At June 30, 2016, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the period end were as follows:

Gross unrealized appreciation	$0
Gross unrealized depreciation	(0)
Net unrealized appreciation/(depreciation)	$0
Tax cost	$3,828,844

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting (As defined in Rule 30a-3(d) under the 1940 Act).

Item 3. Exhibits.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the principal executive officer and principal financial officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Little Harbor MultiStrategy Composite Fund

By (Signature and Title)	/s/ Mark C. Moses Grader
Mark C. Moses Grader, Vice President
(principal executive officer)

Date:	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark C. Moses Grader
Mark C. Moses Grader, Vice President
(principal executive officer)

Date:	August 25, 2016

By (Signature and Title)	/s/ John J. Hassett
John J. Hassett, Assistant Treasurer
(principal financial officer)

Date:	August 25, 2016